UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

Annual Report

April 30, 2020

Aptus Collared Income Opportunity ETF
Ticker: ACIO

Aptus Defined Risk ETF
Ticker: DRSK

Aptus Drawdown Managed Equity ETF
(Formerly known as Aptus Behavioral Momentum ETF)
Ticker: ADME

Opus Small Cap Value ETF
Ticker: OSCV

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Aptus ETFs

Aptus Collared Income Opportunity ETF

Shareholder Letter

(Unaudited)

Dear ACIO Shareholders,

Thank you for your investment in the Aptus Collared Income Opportunity ETF, referred to herein as (“ACIO” or the “Fund”). The information presented in this letter relates to ACIO’s launch on July 9, 2019 (the Fund’s inception date) through April 30, 2020 (the “current fiscal period”).

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of large capitalization U.S.-listed equity securities and an options collar (i.e., a mix of written (sold) call options and long (bought) put options on the same underlying equity securities or on an index tracking the large capitalization segment of the U.S. equity market (a “U.S. Large Cap Index”). The equity securities and options held by the Fund must be listed on a U.S.-exchange, and the equity securities may include common stocks of U.S. companies, American Depositary Receipts (“ADRs”) (i.e., receipts evidencing ownership of foreign equity securities), and real estate investment trusts (“REITs”). The Fund will typically limit investments in ADRs to approximately 20% of the Fund’s net assets.

For the current fiscal period ACIO was down -1.97% at market and -2.14% at NAV. Over the same current fiscal period the S&P 500® Total Return Index was down -0.73%.

The largest positive equity contributor to return for the current fiscal period was, State Street Corporation, ticker “STT” adding 1.76% to the return of ACIO. The second largest contributor was, Home Depot, Inc., ticker “HD” adding 1.31% to the return of ACIO. The third largest contributor was, Intel Corporation, ticker “INTC” adding 1.21% to the return of ACIO.

The largest negative equity contributor to the return for the current fiscal period was, Chevron Corporation, ticker “CVX” detracting 1.23% from ACIO. The second largest negative contributor was, TD Ameritrade Holding Corporation, ticker “AMTD” detracting 1.17% from ACIO. The third largest negative contributor was, Lowe’s Companies, Inc., ticker “LOW” detracting 1.07% from ACIO.

2019 saw 35 new all-time highs in the S&P 500 and gained 31.48% on the year, investors had flocked to US stocks, volatility was nonexistent and although hedge protection was cheap it was not necessary. It was much the same story for January 2020 and the first half of February and then……COVID 19 happened and we were quickly in the eye of the storm. Volatility skyrocketed faster than ever, and protection was now necessary. Aptus Collared Income Opportunity strategy was ready to say the least, drawing down only 12.66% while the S&P 500 Index drew down 33.93% during the peak to trough period from February 19th through March 23rd. We were able to explicitly hedge greater than 50% of the equity portion of the portfolio. On top of that we were able to capitalize

Aptus Collared Income Opportunity ETF

Shareholder Letter

(Unaudited) (Continued)

on increased implied volatility in the markets, our covered call technique of selling call options on individual names and buying put spreads on a basket of securities generated increased income for the strategy.

We are excited about the opportunity to give our investors access to the Aptus Collared Income Opportunity ETF. We think it’s possible future returns from a traditional 60/40 portfolio may be well below recent history, at risk of being insufficient to meet the income needs of today’s retirees. We believe we can help the math with a focus on global dividend growers. With overall valuations high, and growth difficult to project, we place great emphasis on sustainable yield in building return assumptions. The ACIO screening process takes approximately 50 stocks from across the globe that a) meet the filter, b) provide diversified exposure, and c) maintain an active options market from which we can sell call options on the individual names along with buying puts on the broad market index to more efficiently collar the equity portfolio. The powerful combination of a high dividend paying basket of approximately 50 stocks with a collar strategy aims to deliver consistent and repeatable yield and minimal drawdown.

We appreciate your interest in ACIO. If we can elaborate on the underlying Aptus Collared Income Opportunity strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than diversified funds. Therefore, the Fund is more exposed to individual stock or ETF volatility than diversified funds. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the underlying security, which may be magnified by certain features of the options. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying securities. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Call options give the owner the right to buy the underlying security at the specified price within a specific time period. Put options give the owner the right to sell the underlying security at the specified price within a specific time period. A collar is an options strategy constructed by holding shares of the underlying stock while simultaneously buying put options and selling call options against that holding.

Aptus Collared Income Opportunity ETF

Shareholder Letter

(Unaudited) (Continued)

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Definitions:

Covered call: A covered call is an option strategy whereby an investor holds a long position in a stock and sells (also referred to as “writes” call options on that same stock in an attempt to generate increased income from the stock. A covered call is also known as a “buy-write”.

S&P 500® Total Return Index - a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index. One cannot invest directly in an index.

Aptus Capital Advisors, LLC is the adviser to the Aptus Collared Income Opportunity ETF, which is distributed by Quasar Distributors, LLC.

Aptus Defined Risk ETF

Shareholder Letter

(Unaudited)

Dear DRSK Shareholders,

Thank you for your investment in the Aptus Defined Risk ETF, referred to herein as (“DRSK” or the “Fund”). The information presented in this letter relates to DRSK’s performance from May 1, 2019 through April 30, 2020 (the “current fiscal period”).

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective through a hybrid fixed income and equity strategy. The Fund typically invests approximately 90% to 95% of its assets to obtain exposure to investment-grade corporate bonds (the “Fixed Income Strategy”) and invests the remainder of its assets to obtain exposure to large capitalization U.S. stocks, while limiting downside risk (the “Equity Strategy”).

For the current fiscal period DRSK was up 14.57% at market and 14.12% at NAV. Over the same current fiscal period the Bloomberg Barclays US Aggregate Bond Index was up 10.84%.

During the current fiscal period approximately 20% of the return was attributed to the fixed income portion of the strategy and approximately 80% of the return was attributed to the options component.

The Aptus Defined Risk strategy’s return over the current fiscal period speaks for itself, what is most impressive, though, has been the volatility associated with those returns, drawdown numbers during the market selloff and the correlation to other asset classes. When the news of COVID hit in mid-February there was no place to hide basically every single asset class was exposed especially the corporate bond market. In the face of corporate bonds getting demolished and the strategy’s equity call options value decreasing sharply the Aptus Defined Risk strategy had only a single digit decline of 4.60% while the S&P 500 Index dropped 33.93%. That can be attributed to how the management team actively managed the hedged exposure to ensure downside was limited. The rearview always gives you good perspective but a focus on peering through the windshield is much more important. The strategy will continue to position for return through 3 drivers: yield through low duration investment grade bonds, hedging downside and sporadic asymmetry by owning a basket of individual equity options.

We are excited about the opportunity to give our investors access to the Aptus Defined Risk ETF. We see income generation as a major issue for investors in a low interest rate environment and extending maturities or accepting poorer credit bring added risk. Our “income plus” approach utilizes call options that seek significant upside capture in a rising market and defined risk in a declining market. The powerful combination of laddered bonds over a short duration and asymmetric payoff opportunity of the call options aims to give investors expected returns not typically seen in the traditional fixed income space.

Aptus Defined Risk ETF

Shareholder Letter

(Unaudited) (Continued)

We appreciate your interest in DRSK. If we can elaborate on the underlying Aptus Defined Risk strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund invests indirectly in fixed income securities through investments in Underlying Bond ETFs, which involve certain risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. Because the Fund only purchases options (as opposed to writing/selling options), the Fund’s losses from its exposure to options are limited to the amount of premiums paid. The Fund is subject to the risk that the securities may be more volatile than the market as a whole. The Fund may invest in other investment companies and ETFs which may result in higher and duplicative expenses. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may invest in options; the Fund risks losing all or part of the cash paid (premium) for purchasing options. Call options give the owner the right to buy the underlying security at the specified price within a specific time period. Put options give the owner the right to sell the underlying security at the specified price within a specific time period.

Shares of any ETF are bought and sold at Market Price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Definitions:

Bloomberg Barclays US Aggregate Bond Index – a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government related, corporate and securitized fixed-rate bonds from both developed and emerging market issuers. One cannot invest directly in an index.

Correlation: the relationship between two variables or assets classes in this context.

Aptus Capital Advisors, LLC is the adviser to the Aptus Defined Risk ETF, which is distributed by Quasar Distributors, LLC.

Aptus Drawdown Managed Equity ETF

Shareholder Letter

(Unaudited)

Dear ADME Shareholders,

Thank you for your investment in the Aptus Drawdown Managed Equity ETF, referred to herein as (“ADME” or the “Fund”). The information presented in this letter relates to ADME’s performance from May 1, 2019 through April 30, 2020 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective principally by investing in a portfolio of typically 40 to 50 U.S.-listed equity securities, while limiting downside risk by purchasing exchange-listed put options on one or more broad-based indexes or ETFs that track the performance of the U.S. equity market. Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities.

For the current fiscal period ADME gained 2.29% at market and 2.27% at NAV. Over the same current fiscal period the S&P 500® Total Return Index was up 0.86%.

The largest positive equity contributor to return for the current fiscal period was, Edwards Lifesciences Corporation, ticker “EW” adding 1.22% to the return of ADME. The second largest contributor was, Amazon.com, Inc., equity ticker “AMZN” adding 1.11% to the return of ADME. The third largest contributor was, Keysight Technology, Inc., ticker “KEYS” adding 0.85% to the return of ADME.

The largest negative equity contributor to the return for the current fiscal period was, Chevron Corporation, ticker “CVX” detracting 1.13% from ADME. The second largest negative contributor was, State Street Corporation, ticker “STT” detracting 0.96% from ADME. The third largest negative contributor was, Cintas Corporation, ticker “CTAS” detracting 0.81% from ADME.

Before November 8, 2019 ADME was formerly known as “BEMO”, the Aptus Behavioral Momentum ETF. On October 18, 2019 a supplement was added to the prospectus and statement of additional information stating BEMO’s changes to the fund name, fund ticker and investment objective effective November 8, 2019. On December 27, 2019 ADME acquired in a reorganization the assets of the Aptus Fortified Value ETF.

2019 saw 35 new all-time highs in the S&P 500 and gained 31.48% on the year, investors had flocked to US stocks, volatility was nonexistent and although hedge protection was cheap it was not necessary. It was much the same story for January 2020 and the first half of February and then……COVID 19 happened and we were quickly in the eye of the storm. Volatility skyrocketed faster than ever, and protection was now necessary. ADME was prepared, the hedges gained thousands of percent during the drawdown from February 19th through March 23rd and cushioned the blow by more than half that of the S&P 500 during that same time period with the Aptus Drawdown Managed

Aptus Drawdown Managed Equity ETF

Shareholder Letter

(Unaudited) (Continued)

Equity strategy down 17.07% and the S&P 500 Index down 33.93%. Volatility is part of investing, ADME was designed to deal with volatility by avoiding huge drawdowns and during this historic time in the world and in markets ADME proved effective.

We are excited about the opportunity to give our investors access to the Aptus Drawdown Managed Equity ETF. Historically, a small group of big winners have comprised most of each year’s market gains. Rather than diluting with hundreds of mediocre holdings, we prefer to equal-weight approximately 50 equities. We build from a Yield + Growth framework, tilting holdings to favor companies with solid fundamentals and reasonable valuations while avoiding those with negative price momentum. We believe there’s an upside to less downside behaviorally and mathematically. Rather than try to time the markets, we actively hedge our holdings in an effort to mitigate downside risk. We build a portfolio that attempts to capture market upside, with a fraction of the downside.

We appreciate your interest in ADME. If we can elaborate on the underlying Aptus Drawdown Managed Equity strategy, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying security, which may be magnified by certain features of the options. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying securities. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. The Fund could experience a loss if its derivatives do not perform as anticipated, the derivatives are not correlated with the performance of their underlying security, or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Aptus Drawdown Managed Equity ETF

Shareholder Letter

(Unaudited) (Continued)

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Definitions:

S&P 500® Total Return Index - a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index. One cannot invest directly in an index.

Aptus Capital Advisors, LLC is the adviser to the Aptus Drawdown Managed Equity ETF, which is distributed by Quasar Distributors, LLC.

Opus Small Cap Value ETF

Shareholder Letter

(Unaudited)

Dear OSCV Shareholders,

Thank you for your investment in the Opus Small Cap Value ETF, referred to herein as (“OSCV” or the “Fund”). The information presented in this letter relates to OSCV’s performance from May 1, 2019 through April 30, 2020 (the “current fiscal period”).

The Fund is an actively managed exchange-traded fund (“ETF”) that invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization U.S. companies. The Fund defines a small capitalization company as an issuer whose market capitalization at the time of purchase is in the range of those found in the Russell 2000® Index.

For the current fiscal period OSCV was down -16.32% at market and -16.46% at NAV. Over the same current fiscal period the Russell 2000® Value Total Return Index is down -23.84%.

The largest positive equity contributor to return for the current fiscal period was, Churchill Downs, Inc., ticker “CHDN” adding 0.97% to the return of OSCV. The second largest contributor was, Hasbro, Inc., ticker “HAS” adding 0.76% to the return of OSCV. The third largest contributor was, DHT Holding, Inc., ticker “DHT” adding 0.54% to the return of OSCV.

The largest negative equity contributor to the return for the current fiscal period was, Plains GP Holdings, L.P., ticker “PAGP” detracting 1.15% from OSCV. The second largest negative contributor was, RCI Hospitality Holdings, Inc., ticker “RICK” detracting 1.06% from OSCV. The third largest negative contributor was, Outfront Media, Inc., ticker “OUT” detracting 0.95% from OSCV.

Given that the COVID-19 is the microcosm for the Opus Small Cap Value ETF’s (“OSCV”) performance over the last year, we are going to focus our efforts here. In Q1 2020, U.S. equity markets suffered their worst quarter since the 2008 financial crisis, abruptly ending the longest bull market in U.S. history. U.S. equities achieved new all-time highs in mid-February before falling sharply as the spread of the COVID-19 virus worsened outside of China, raising concerns about global health risks and impacts on global supply chains and economies. The situation was made worse by an escalating oil price war between Russia and Saudi Arabia, which sent oil prices tumbling more than 20% in early March. Despite the Federal Reserve’s drastic actions and Washington’s massive stimulus plan to counter the coronavirus-induced economic slowdown, stock prices remained under pressure as the number of reported cases continued to rise globally.

Over the current fiscal period, the Russell 2000 Value Index dropped 23.84%, underperforming its growth peer, the Russell 2000 Growth Index, and its large cap brethren, the S&P 500. The majority of this poor absolute return occurred during the first quarter of 2020 due to the effects of COVID-19. However, at the time of writing

Opus Small Cap Value ETF

Shareholder Letter

(Unaudited) (Continued)

this FY report, stocks have staged a recovery, recapturing a meaningful portion of their first quarter losses. As of 4/30/2020, the Russell 2000 has rallied 32.23% off of its low on March 18th, outperforming its larger brethren, S&P 500 Index, by 11.35%.

Absolute valuations are hard to get your arms around, as earnings are falling fast, while stocks have continued to lead higher. Nonetheless, the Russell 2000 trades at 22x earnings, while the Russell 2000 Value trades at 15.5x, both above their long-term averages.

We are excited about the opportunity to give our investors access to the Opus Small Cap Value ETF. OSCV selects stocks across a variety of sectors and industries by combining factor-based analysis with rigorous fundamental research to identify high-quality, growing companies that are believed to be undervalued. OSCV is focused on three core themes to identify companies: 1. higher quality companies with sound business models, higher returns on equity, strong balance sheets, and shareholder-friendly management. 2. higher growth companies that are well-positioned to grow sales, earnings, cash flows, and dividends. 3. lower valuation companies whose valuations reflect lower price-to-earnings and higher yields than their peers. OSCV generally sells a stock when the company is no longer believed to be high quality, when its anticipated growth rate has significantly declined, when it is no longer considered undervalued, or when it is no longer considered a small-capitalization company after a significant period of time (e.g., more than one year).

We appreciate your interest in OSCV. If we can elaborate on the underlying Opus Small Cap Value ETF, please don’t hesitate to ask as we would love an opportunity to discuss. Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Opus Small Cap Value ETF

Shareholder Letter

(Unaudited) (Continued)

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund invests in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Definitions:

S&P 500 Total Return Index – a market capitalization weighted index of the 500 largest U.S. publicly traded companies by market value. The total return index is a type of equity index that tracks both the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

Russell 2000® Value Total Return Index – The Russell 2000® Value Index measures the performance of Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index – The Russell 2000® index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000® serves as a benchmark for small-cap stocks in the United States. One cannot invest directly in an index.

Return on equity – a measure of financial performance calculated by dividing net income by shareholders’ equity (shareholders’ equity being a company’s assets minus its debt).

The Russell 2000 Growth Index measures the performance of the small cap growth segment of the US equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small cap opportunity set and that the represented companies continue to reflect growth characteristics.

Cash flow – a measure of a company’s financial performance, calculated as operating cash flow minus capital expenditures.

Price-to-earnings – ratio for valuing a company that measures its current share price relative to its per-share earnings.

Aptus Capital Advisors, LLC is the adviser to the Opus Small Cap Value ETF, which is distributed by Quasar Distributors, LLC.

Aptus Collared Income Opportunity ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Total Returns Current Fiscal Period	Since Inception (7/9/2019)
Aptus Collared Income Opportunity ETF — NAV	-2.14%
Aptus Collared Income Opportunity ETF — Market	-1.97%
S&P 500® Index	-0.73%

This chart illustrates the performance of a hypothetical $10,000 investment made on July 9, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Aptus Defined Risk ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns Year Ended April 30, 2020	1 Year	Since Inception (8/7/2018)
Aptus Defined Risk ETF — NAV	14.12%	13.60%
Aptus Defined Risk ETF — Market	14.57%	13.86%
Bloomberg Barclays US Aggregate Bond Index	10.84%	8.95%

This chart illustrates the performance of a hypothetical $10,000 investment made on August 7, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Aptus Drawdown Managed Equity ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns Year Ended April 30, 2020	1 Year	3 Year	Since Inception (6/8/2016)
Aptus Drawdown Managed Equity ETF — NAV	2.27%	5.10%	5.74%
Aptus Drawdown Managed Equity ETF — Market	2.29%	5.12%	5.74%
S&P 500® Index	0.86%	9.04%	10.70%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Opus Small Cap Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Average Annual Returns Year Ended April 30, 2020	1 Year	Since Inception (7/17/2018)
Opus Small Cap Value ETF — NAV	-16.46%	-8.91%
Opus Small Cap Value ETF — Market	-16.32%	-8.77%
Russell 2000® Value Index	-23.84%	-16.83%

This chart illustrates the performance of a hypothetical $10,000 investment made on July 17, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Aptus ETFs

Portfolio Allocations

As of April 30, 2020 (Unaudited)

Aptus Collared Income Opportunity ETF

Sector	Percentage of Net Assets
Manufacturing ♦	36.5%
Information	14.8
Retail Trade	12.4
Finance and Insurance	11.2
Administrative and Support and Waste Management and Remediation Services	5.7
Professional, Scientific, and Technical Services	4.1
Accommodation and Food Services	3.8
Management of Companies and Enterprises	2.0
Wholesale Trade	2.0
Utilities	1.9
Real Estate	1.8
Transportation and Warehousing	1.7
Other Assets in Excess of Liabilities	1.4
Purchased Options	0.7
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

Aptus ETFs

Portfolio Allocations

As of April 30, 2020 (Unaudited) (Continued)

Aptus Defined Risk ETF

Sector	Percentage of Net Assets
Investment Grade Corporate Bond ETFs	88.2%
Purchased Options	5.4
Other Assets in Excess of Liabilities	6.4
Total	100.0%

Aptus Drawdown Managed Equity ETF

Sector	Percentage of Net Assets
Manufacturing ♦	29.3%
Information	19.8
Retail Trade	11.3
Finance and Insurance	9.9
Administrative and Support and Waste Management and Remediation Services	7.7
Real Estate and Rental and Leasing	4.3
Wholesale Trade	3.9
Accommodation and Food Services	3.3
Utilities	2.0
Health Care and Social Assistance	1.9
Management of Companies and Enterprises	1.9
Purchased Options	1.9
Professional, Scientific, and Technical Services	1.4
Other Assets in Excess of Liabilities	1.4
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

Aptus ETFs

Portfolio Allocations

As of April 30, 2020 (Unaudited) (Continued)

Opus Small Cap Value ETF

Sector	Percentage of Net Assets
Manufacturing	22.6%
Finance and Insurance	19.0
Real Estate and Rental and Leasing	10.6
Wholesale Trade	7.9
Health Care and Social Assistance	7.4
Professional, Scientific, and Technical Services	4.9
Utilities	4.4
Information	3.4
Mining, Quarrying, and Oil and Gas Extraction	3.2
Administrative and Support and Waste Management and Remediation Services	2.7
Accommodation and Food Services	2.5
Arts, Entertainment, and Recreation	1.8
Management of Companies and Enterprises	1.8
Transportation and Warehousing	1.4
Retail Trade	0.9
Other Assets in Excess of Liabilities	5.5
Total	100.0%

Aptus Collared Income Opportunity ETF

Schedule of Investments

April 30, 2020

Shares	Security Description	Value
	COMMON STOCKS — 97.9%
	Accommodation and Food Services — 3.8%
11,774	McDonald’s Corporation ^	$2,208,331
27,641	Starbucks Corporation ^	2,120,894
		4,329,225
	Administrative and Support and Waste Management and Remediation Services — 5.7%
15,385	Automatic Data Processing, Inc. ^	2,256,825
8,510	Mastercard, Inc. - Class A ^	2,339,995
18,355	Waste Management, Inc. ^	1,835,867
		6,432,687
	Finance and Insurance — 11.2%
9,222	Berkshire Hathaway, Inc. - Class B (a) ^	1,727,834
4,558	BlackRock, Inc. ^	2,288,298
21,561	JPMorgan Chase & Company ^	2,064,682
25,774	Progressive Corporation ^	1,992,330
7,856	S&P Global, Inc. ^	2,300,865
7,574	UnitedHealth Group, Inc. ^	2,215,168
		12,589,177
	Information — 14.8%
63,693	AT&T, Inc. ^	1,940,726
53,848	Comcast Corporation - Class A ^	2,026,300
17,114	Fidelity National Information Services, Inc. ^	2,257,165
35,175	Microsoft Corporation ^	6,303,712
35,275	Verizon Communications, Inc. ^	2,026,549
12,270	Visa, Inc. - Class A ^	2,192,894
		16,747,346
	Management of Companies and Enterprises — 2.0%
12,161	Accenture plc - Class A ^	2,252,096

	Manufacturing — 36.5% ♦
25,811	AbbVie, Inc. ^	2,121,664
9,836	Air Products & Chemicals, Inc. ^	2,218,806
1,941	Alphabet, Inc. - Class C (a) ^	2,617,749
20,789	Analog Devices, Inc. ^	2,278,474
20,172	Apple, Inc. ^	5,926,534
14,017	Eli Lilly & Company ^	2,167,589

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Investments

April 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 97.9% (Continued)
	Manufacturing — 36.5% ♦ (Continued)
12,052	Estée Lauder Companies ^	$2,125,973
38,766	Intel Corporation ^	2,325,185
14,813	Johnson & Johnson ^	2,222,542
7,956	Lam Research Corporation ^	2,031,008
5,643	Lockheed Martin Corporation ^	2,195,466
21,640	Medtronic plc ^	2,112,713
6,267	Northrop Grumman Corporation ^	2,072,309
15,935	PepsiCo, Inc. ^	2,108,041
60,733	Pfizer, Inc. ^	2,329,718
28,450	QUALCOMM, Inc. ^	2,238,161
6,521	Thermo Fisher Scientific, Inc. ^	2,182,448
		41,274,340
	Professional, Scientific, and Technical Services — 4.1%
18,909	International Business Machines Corporation ^	2,374,214
33,543	Paychex, Inc. ^	2,298,366
		4,672,580
	Real Estate — 1.8%
8,608	American Tower Corporation ^	2,048,704
		2,048,704
	Retail Trade — 12.4%
1,523	Amazon.com, Inc. (a) ^	3,767,902
6,185	Costco Wholesale Corporation ^	1,874,055
11,981	Dollar General Corporation - Class C ^	2,100,269
10,778	Home Depot, Inc. ^	2,369,328
18,464	Target Corporation ^	2,026,239
15,703	Walmart, Inc. ^	1,908,700
		14,046,493
	Transportation and Warehousing — 1.7%
19,681	United Parcel Service, Inc. - Class B ^	1,863,004

	Utilities — 1.9%
9,064	NextEra Energy, Inc. ^	2,094,872

	Wholesale Trade — 2.0%
15,921	Honeywell International, Inc. ^	2,259,190
	TOTAL COMMON STOCKS (Cost $108,329,806)	110,609,754

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of Investments

April 30, 2020 (Continued)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS — 0.7%
	Put Options — 0.7%
325	S&P 500 Index Expiration: 05/15/2020, Exercise Price: $2,700.00	$94,653,975	$724,750
	TOTAL PURCHASED OPTIONS (Cost $2,097,071)		724,750
	TOTAL INVESTMENTS (Cost $110,426,877) — 98.6%		111,334,504
	Other Assets in Excess of Liabilities — 1.4%		1,635,162
	NET ASSETS — 100.0%		$112,969,666

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

^	All or a portion of this security is held as collateral for the options written. At April 30, 2020, value of these securities amount to $110,609,754 or 97.9% of net assets.

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedules of Written Options

April 30, 2020

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS — (1.2)%
	Call Options — (1.0)%
(255)	AbbVie, Inc. Expiration: 5/15/2020, Exercise Price: $90.00	$(2,096,100)	$(8,032)
(120)	Accenture plc - Class A Expiration: 5/15/2020, Exercise Price: $190.00	(2,222,280)	(40,800)
(97)	Air Products and Chemicals, Inc. Expiration: 5/15/2020, Exercise Price: $230.00	(2,188,126)	(47,530)
(19)	Alphabet, Inc. - Class C Expiration: 5/15/2020, Exercise Price: $1,380.00	(2,562,454)	(32,775)
(15)	Amazon.com, Inc. Expiration: 5/15/2020, Exercise Price: $2,600.00	(3,711,000)	(78,975)
(85)	American Tower Corporation, Expiration: 5/15/2020, Exercise Price: $270.00	(2,023,000)	(4,037)
(205)	Analog Devices, Inc. Expiration: 5/15/2020, Exercise Price: $110.00	(2,246,800)	(65,087)
(199)	Apple, Inc. Expiration: 5/15/2020, Exercise Price: $300.00	(5,846,620)	(130,345)
(630)	AT&T, Inc. Expiration: 5/15/2020, Exercise Price: $33.00	(1,919,610)	(7,245)
(152)	Automatic Data Processing, Inc. Expiration: 5/15/2020, Exercise Price: $150.00	(2,229,688)	(30,780)
(91)	Berkshire Hathaway, Inc. - Class B Expiration: 5/15/2020, Exercise Price: $200.00	(1,704,976)	(5,596)
(45)	BlackRock, Inc. Expiration: 5/15/2020, Exercise Price: $510.00	(2,259,180)	(50,625)

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of WRITTEN OPTIONS

April 30, 2020 (Continued)

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS — (1.2)% (Continued)
	Call Options — (1.0)% (Continued)
(532)	Comcast Corporation - Class A Expiration: 5/15/2020, Exercise Price: $40.00	$(2,001,916)	$(14,896)
(61)	Costco Wholesale Corporation Expiration: 5/15/2020, Exercise Price: $340.00	(1,848,300)	(1,189)
(118)	Dollar General Corporation Expiration: 5/15/2020, Exercise Price: $190.00	(2,068,540)	(5,015)
(138)	Eli Lilly and Company Expiration: 5/15/2020, Exercise Price: $170.00	(2,134,032)	(1,725)
(119)	Estee Lauder Companies Expiration: 5/15/2020, Exercise Price: $190.00	(2,099,160)	(19,040)
(169)	Fidelity National Information Services, Inc. Expiration: 5/15/2020, Exercise Price: $135.00	(2,228,941)	(69,290)
(106)	Home Depot, Inc. Expiration: 5/15/2020, Exercise Price: $220.00	(2,330,198)	(71,549)
(157)	Honeywell International, Inc. Expiration: 5/15/2020, Exercise Price: $150.00	(2,227,830)	(22,451)
(383)	Intel Corporation Expiration: 5/15/2020, Exercise Price: $65.00	(2,297,234)	(8,809)
(187)	International Business Machines Corporation Expiration: 5/15/2020, Exercise Price: $130.00	(2,347,972)	(19,448)
(145)	Johnson & Johnson Expiration: 5/15/2020, Exercise Price: $160.00	(2,175,580)	(4,640)
(213)	JP Morgan Chase & Company Expiration: 5/15/2020, Exercise Price: $100.00	(2,039,688)	(37,701)

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of WRITTEN OPTIONS

April 30, 2020 (Continued)

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS — (1.2)% (Continued)
	Call Options — (1.0)% (Continued)
(78)	Lam Research Corporation Expiration: 5/15/2020, Exercise Price: $310.00	$(1,991,184)	$(3,003)
(55)	Lockheed Martin Corporation Expiration: 5/15/2020, Exercise Price: $430.00	(2,139,830)	(2,337)
(84)	Mastercard, Inc. - Class A Expiration: 5/15/2020, Exercise Price: $280.00	(2,309,748)	(50,190)
(116)	McDonald’s Corporation Expiration: 5/15/2020, Exercise Price: $200.00	(2,175,696)	(8,932)
(214)	Medtronic plc Expiration: 5/15/2020, Exercise Price: $110.00	(2,089,282)	(2,033)
(348)	Microsoft Corporation Expiration: 5/15/2020, Exercise Price: $190.00	(6,236,508)	(29,232)
(88)	NextEra Energy Expiration: 5/15/2020, Exercise Price: $260.00	(2,033,856)	(1,980)
(62)	Northrop Grumman Corporation Expiration: 5/15/2020, Exercise Price: $380.00	(2,050,154)	(465)
(331)	Paychex, Inc. Expiration: 5/15/2020, Exercise Price: $70.00	(2,268,012)	(87,715)
(157)	PepsiCo, Inc. Expiration: 5/15/2020, Exercise Price: $150.00	(2,076,953)	(236)
(600)	Pfizer, Inc. Expiration: 5/15/2020, Exercise Price: $39.00	(2,301,600)	(28,500)
(255)	Progressive Corporation Expiration: 5/15/2020, Exercise Price: $87.50	(1,971,150)	(1,913)

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of WRITTEN OPTIONS

April 30, 2020 (Continued)

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS — (1.2)% (Continued)
	Call Options — (1.0)% (Continued)
(281)	QUALCOMM, Inc. Expiration: 5/15/2020, Exercise Price: $80.00	$(2,210,627)	$(55,217)
(77)	S&P Global, Inc. Expiration: 5/15/2020, Exercise Price: $300.00	(2,255,176)	(38,115)
(273)	Starbucks Corporation Expiration: 5/15/2020, Exercise Price: $80.00	(2,094,729)	(27,300)
(182)	Target Corporation Expiration: 5/15/2020, Exercise Price: $120.00	(1,997,268)	(5,005)
(64)	Thermo Fisher Scientific, Inc. Expiration: 5/15/2020, Exercise Price:$360.00	(2,141,952)	(4,320)
(194)	United Parcel Service, Inc. Expiration: 5/15/2020, Exercise Price: $110.00	(1,836,404)	(1,940)
(74)	UnitedHealth Group, Inc. Expiration: 5/15/2020, Exercise Price: $310.00	(2,164,278)	(7,955)
(349)	Verizon Communications, Inc. Expiration: 5/15/2020, Exercise Price: $60.00	(2,005,005)	(6,108)
(121)	Visa, Inc. Expiration: 5/15/2020, Exercise Price: $180.00	(2,162,512)	(63,223)
(155)	Walmart, Inc. Expiration: 5/15/2020, Exercise Price: $140.00	(1,884,025)	(1,318)
(181)	Waste Management, Inc. Expiration: 5/15/2020, Exercise Price: $110.00	(1,810,362)	(3,168)
			(1,207,785)

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Schedule of WRITTEN OPTIONS

April 30, 2020 (Continued)

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS — (1.2)% (Continued)
	Put Options — (0.2)%
(325)	S&P 500 Index Expiration: 5/15/2020, Exercise Price: $2,450.00	$(94,653,975)	$(178,750)
	Total Written Options (Premiums Received $2,904,199)		$(1,386,535)

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS — 88.2% (a)
	Investment Grade Corporate Bonds
3,097,500	Invesco BulletShares 2020 Corporate Bond ETF (b)	$65,790,900
1,548,750	Invesco BulletShares 2021 Corporate Bond ETF	32,895,451
1,307,178	iShares iBonds Dec 2021 Term Corporate ETF	32,685,332
1,296,791	iShares iBonds Dec 2022 Term Corporate ETF	32,867,168
1,291,677	iShares iBonds Dec 2023 Term Corporate ETF	33,209,016
1,242,617	iShares iBonds Dec 2024 Term Corporate ETF	31,824,291
	TOTAL EXCHANGE TRADED FUNDS (Cost $227,683,012)	229,272,158

Contracts		Notional Amount
	PURCHASED OPTIONS — 5.4%
	Call Options — 4.5%
410	Adobe, Inc. Expiration: 07/17/2020, Exercise Price: $360.00	$14,499,240	909,175
109	Alphabet, Inc. Expiration: 06/19/2020, Exercise Price: $1,275.00	14,679,030	1,114,525
55	Amazon.com, Inc. Expiration: 07/17/2020, Exercise Price: $2,500.00	13,607,000	880,000
640	Amgen, Inc. Expiration: 07/17/2020, Exercise Price: $240.00	15,310,080	734,400
480	Apple, Inc. Expiration: 07/17/2020, Exercise Price: $290.00	14,102,400	932,400
500	Costco Wholesale Corporation Expiration: 07/17/2020, Exercise Price: $315.00	15,150,000	500,000
730	Facebook, Inc. Expiration: 06/19/2020, Exercise Price: $195.00	14,943,830	1,100,475
800	Microsoft Corporation Expiration: 07/17/2020, Exercise Price: $180.00	14,336,800	806,000

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

SCHEDULE OF INVESTMENTS

April 30, 2020 (Continued)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS — 5.4% (Continued)
	Call Options — 4.5% (Continued)
260	Netflix, Inc. Expiration: 07/17/2020, Exercise Price: $450.00	$10,916,100	$605,800
405	NVIDIA Corporation Expiration: 07/17/2020, Exercise Price: $315.00	11,837,340	696,600
1,050	PayPal Holdings, Inc. Expiration: 07/17/2020, Exercise Price: $125.00	12,915,000	795,375
1,050	PepsiCo, Inc. Expiration: 07/17/2020, Exercise Price: $135.00	13,890,450	469,875
800	salesforce.com, Inc. Expiration: 07/17/2020, Exercise Price: $160.00	12,956,000	1,002,000
850	Visa, Inc. Expiration: 06/19/2020, Exercise Price: $170.00	15,191,200	1,236,750
			11,783,375

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

SCHEDULE OF INVESTMENTS

April 30, 2020 (Continued)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS — 5.4% (Continued)
	Put Options — 0.9%
1,150	Invesco QQQ Trust Series 1 Expiration: 06/19/2020, Exercise Price: $216.00	$25,174,650	$1,062,600
950	SPDR S&P 500 ETF Trust Expiration: 06/19/2020, Exercise Price: $288.00	27,595,600	1,168,975
			2,231,575
	TOTAL PURCHASED OPTIONS (Cost $12,626,676)		14,014,950
	TOTAL INVESTMENTS (Cost $240,309,688) — 93.6%		243,287,108
	Other Assets in Excess of Liabilities — 6.4%		16,741,603
	TOTAL NET ASSETS — 100.0%		$260,028,710

Percentages are stated as a percent of net assets.

(a)

The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 9 in Notes to Financial Statements.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Shares	Security Description	Value
	COMMON STOCKS — 96.7%
	Accommodation and Food Services — 3.3%
5,408	Domino’s Pizza, Inc.	$1,957,317
30,626	Starbucks Corporation	2,349,933
		4,307,250
	Administrative and Support and Waste Management and Remediation Services — 7.7%
18,465	Automatic Data Processing, Inc.	2,708,631
21,982	Broadridge Financial Solutions, Inc.	2,549,912
8,900	Mastercard, Inc. - Class A	2,447,233
23,492	Waste Management, Inc.	2,349,670
		10,055,446
	Finance and Insurance — 9.9%
12,561	Berkshire Hathaway, Inc. - Class B (a)	2,353,429
5,381	BlackRock, Inc.	2,701,477
19,554	Cboe Global Markets, Inc.	1,943,277
10,155	MSCI, Inc.	3,320,685
9,222	UnitedHealth Group, Inc.	2,697,158
		13,016,026
	Health Care and Social Assistance — 1.9%
5,986	Chemed Corporation	2,493,588

	Information — 19.8%
6,226	Adobe Systems, Inc. (a)	2,201,763
12,056	American Tower Corporation	2,869,328
61,152	Comcast Corporation - Class A	2,301,150
13,222	Facebook, Inc. - Class A (a)	2,706,675
21,192	Fidelity National Information Services, Inc.	2,795,013
42,182	Microsoft Corporation	7,559,436
24,355	PayPal Holdings, Inc. (a)	2,995,665
14,510	Visa, Inc. - Class A	2,593,227
		26,022,257
	Management of Companies and Enterprises — 1.9%
13,340	Accenture plc - Class A	2,470,434

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 96.7% (Continued)
	Manufacturing — 29.3% ♦
31,625	Abbott Laboratories	$2,912,346
3,471	Alphabet, Inc. - Class C (a)	4,681,199
11,317	Amgen, Inc.	2,707,253
23,034	Apple, Inc.	6,767,389
8,879	Biogen, Inc. (a)	2,635,554
43,099	Bristol-Myers Squibb Company	2,620,850
18,800	Johnson & Johnson	2,820,752
9,273	Lam Research Corporation	2,367,211
11,285	NVIDIA Corporation	3,298,380
15,930	PepsiCo, Inc.	2,107,380
45,728	Raytheon Technologies Corporation	2,963,632
7,382	Roper Technologies, Inc.	2,517,482
		38,399,428
	Professional, Scientific, and Technical Services — 1.4%
16,176	Alteryx, Inc. - Class A (a)	1,830,800

	Real Estate and Rental and Leasing — 4.3%
114,666	Bank of America Corporation	2,757,717
6,942	Netflix, Inc. (a)	2,914,599
		5,672,316
	Retail Trade — 11.3%
2,312	Amazon.com, Inc. (a)	5,719,888
17,907	Dollar General Corporation - Class C	3,139,097
14,678	Home Depot, Inc.	3,226,665
22,973	Walmart, Inc.	2,792,368
		14,878,018
	Utilities — 2.0%
11,307	NextEra Energy, Inc.	2,613,274

	Wholesale Trade — 3.9%
12,705	Pool Corporation	2,689,140
20,988	Procter & Gamble Company	2,473,856
		5,162,996
	TOTAL COMMON STOCKS (Cost $118,350,755)	126,921,833

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

SCHEDULE OF INVESTMENTS

April 30, 2020 (Continued)

Contracts	Security Description	Notional Amount	Value
	PURCHASED OPTIONS — 1.9%
	Put Options — 1.9%
	S&P 500 Index
500	Expiration: 05/15/2020, Exercise Price: $2,100.00	$145,621,500	$62,500
370	Expiration: 05/15/2020, Exercise Price: $2,900.00	107,759,910	2,460,500
	TOTAL PURCHASED OPTIONS (Cost $2,110,748)		2,523,000
	TOTAL INVESTMENTS (Cost $120,461,503) — 98.6%		129,444,833
	Other Assets in Excess of Liabilities — 1.4%		1,804,636
	NET ASSETS — 100.0%		$131,249,469

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Schedule of WRITTEN OPTIONS

April 30, 2020

Contracts	Security Description	Notional Amount	Value
	WRITTEN OPTIONS — (0.2)%
	Put Options — (0.2)%
(370)	S&P 500 Index
	Expiration: 5/15/20, Exercise Price: $2,700.00	$(107,759,910)	$(825,100)
	Total Written Options (Premiums Received $588,869)		$(825,100)

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2020

Shares	Security Description	Value
	COMMON STOCKS — 94.5%
	Accommodation and Food Services — 2.5%
34,752	RCI Hospitality Holdings, Inc.	$435,443
14,281	Texas Roadhouse, Inc.	672,492
		1,107,935
	Administrative and Support and Waste Management and Remediation Services — 2.7%
42,330	BG Staffing, Inc.	514,310
6,019	Broadridge Financial Solutions, Inc.	698,204
		1,212,514
	Arts, Entertainment, and Recreation — 1.8%
8,029	Churchill Downs, Inc.	804,666

	Finance and Insurance — 19.0%
10,875	Amerisafe, Inc.	692,411
29,032	Atlantica Yield Plc	695,026
123,846	BGC Partners, Inc. - Class A	383,303
6,541	Cboe Global Markets, Inc.	650,045
58,098	DHT Holdings, Inc.	421,791
7,664	FirstCash, Inc.	550,582
18,531	German American Bancorp, Inc.	550,927
5,481	Hanover Insurance Group, Inc.	550,183
4,461	Hingham Institution for Savings	682,622
7,308	Independent Bank Corporation	532,680
13,224	Lakeland Financial Corporation	559,772
10,701	Preferred Bank	408,243
13,137	Stewart Information Services Corporation	418,545
13,659	Stock Yards Bancorp, Inc.	451,293
9,483	Washington Trust Bancorp, Inc.	332,000
15,678	Western Alliance Bancorp	562,527
		8,441,950
	Health Care and Social Assistance — 7.4%
2,744	Chemed Corporation	1,143,068
11,310	Encompass Health Corporation	749,287
23,077	Ensign Group, Inc.	863,311
7,124	US Physical Therapy, Inc.	537,862
		3,293,528

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.5% (Continued)
	Information — 3.4%
60,306	Magic Software Enterprises, Ltd.	$551,800
37,943	Sapiens International Corporation NV	938,710
		1,490,510
	Management of Companies and Enterprises — 1.8%
22,335	ServisFirst Bancshares, Inc.	793,339

	Manufacturing — 22.6%
7,395	AptarGroup, Inc.	791,857
5,307	Carlisle Companies, Inc.	641,935
7,147	Columbia Sportswear Company	520,945
6,177	Crane Company	336,338
10,702	Dolby Laboratories, Inc. - Class A	642,441
15,021	FLIR Systems, Inc.	651,911
11,370	Hasbro, Inc.	821,028
6,935	Hill-Rom Holdings, Inc.	780,118
6,438	Kadant, Inc.	541,371
5,481	Kaiser Aluminum Corporation	395,893
18,474	Logitech International S.A.	891,925
4,872	Nordson Corporation	783,953
13,432	Owens Corning	582,411
4,698	Reliance Steel & Aluminum Company	420,847
8,874	Sonoco Products Company	433,406
12,363	Toro Company	788,883
		10,025,262
	Mining, Quarrying, and Oil and Gas Extraction — 3.2%
47,625	Brigham Minerals, Inc. - Class A	613,886
6,600	Royal Gold, Inc.	808,698
		1,422,584
	Professional, Scientific, and Technical Services — 4.9%
7,310	ICF International, Inc.	537,577
21,276	Mobile Mini, Inc.	607,855
42,972	NIC, Inc.	1,041,212
		2,186,644

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

SCHEDULE OF INVESTMENTS

April 30, 2020 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 94.5% (Continued)
	Real Estate and Rental and Leasing — 10.6%
21,849	Americold Realty Trust	$668,361
31,407	CareTrust REIT, Inc.	517,587
17,611	Community Healthcare Trust, Inc.	655,129
5,869	EastGroup Properties, Inc.	622,114
32,374	Essential Properties Realty Trust, Inc.	475,574
20,358	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	569,821
39,252	Ladder Capital Corporation	312,053
17,144	National Storage Affiliates Trust	488,261
13,664	NexPoint Residential Trust, Inc.	410,877
		4,719,777
	Retail Trade — 0.9%
12,505	Aaron’s, Inc.	399,035

	Transportation and Warehousing — 1.4%
11,832	Forward Air Corporation	610,531

	Utilities — 4.4%
70,209	Algonquin Power & Utilities Corporation	972,395
19,712	NextEra Energy Partners LP	991,316
		1,963,711
	Wholesale Trade — 7.9%
10,879	Hexcel Corporation	376,304
4,872	Hubbell, Inc.	606,223
4,539	Pool Corporation	960,725
10,353	RPM International, Inc.	687,543
5,280	Watsco, Inc.	850,027
		3,480,822
	TOTAL COMMON STOCKS (Cost $46,963,207)	41,952,808
	TOTAL INVESTMENTS (Cost $46,963,207) — 94.5%	41,952,808
	Other Assets in Excess of Liabilities — 5.5%	2,440,124
	TOTAL NET ASSETS — 100.0%	$44,392,932

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Assets and Liabilities

April 30, 2020

	Aptus Collared Income Opportunity ETF	Aptus Defined Risk ETF
ASSETS
Investments in securities, at value*	$111,334,504	$243,287,108
Cash	1,134,935	8,621,500
Restricted cash for options	1,394,874	—
Dividends and interest receivable	115,990	—
Deposit at broker for options	446,117	8,258,029
Total assets	114,426,420	260,166,637

LIABILITIES
Written options, at value (premiums received, $2,904,199 and $0)	1,386,535	—
Management fees payable	70,219	137,927
Total liabilities	1,456,754	137,927

NET ASSETS	$112,969,666	$260,028,710

Net Assets Consist of:
Paid-in capital	$116,335,562	$237,012,624
Total distributable earnings (accumulated deficit)	(3,365,896)	23,016,086
Net assets	$112,969,666	$260,028,710

Net Asset Value:
Net assets	$112,969,666	$260,028,710
Shares outstanding^	4,700,000	8,850,000
Net asset value, offering and redemption price per share	$24.04	$29.38

* Identified Cost:
Investment in securities	$110,426,877	$240,309,688

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Assets and Liabilities

April 30, 2020 (Continued)

	Aptus Drawdown Managed Equity ETF	Opus Small Cap Value ETF
ASSETS
Investments in securities, at value*	$129,444,833	$41,952,808
Cash	2,282,422	2,440,184
Dividends and interest receivable	98,330	26,541
Deposit at broker for options	329,809	—
Total assets	132,155,394	44,419,533

LIABILITIES
Written options, at value (premiums received, $588,869 and $0)	825,100	—
Management fees payable	80,825	26,601
Total liabilities	905,925	26,601

NET ASSETS	$131,249,469	$44,392,932

Net Assets Consist of:
Paid-in capital	$158,833,848	$56,645,233
Total distributable earnings (accumulated deficit)	(27,584,379)	(12,252,301)
Net assets	$131,249,469	$44,392,932

Net Asset Value:
Net assets	$131,249,469	$44,392,932
Shares outstanding^	4,341,755	2,175,000
Net asset value, offering and redemption price per share	$30.23	$20.41

* Identified Cost:
Investment in securities	$120,461,503	$46,963,207

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Operations

For the Period/Year Ended April 30, 2020

	Aptus Collared Income Opportunity ETF*	Aptus Defined Risk ETF
INCOME
Dividends	$2,139,937	$4,407,771
Interest	7,444	23,261
Total investment income	2,147,381	4,431,032

EXPENSES
Management fees	520,438	1,149,109
Interest expense	—	12
Total expenses	520,438	1,149,121
Net investment income (loss)	1,626,943	3,281,911

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,693,464)	19,665,686
Written options	(4,206,363)	—

Change in unrealized appreciation (depreciation) on:
Investments	907,627	551,982
Written options	1,517,664	—
Net realized and unrealized gain (loss) on investments	(3,474,536)	20,217,668
Net increase (decrease) in net assets resulting from operations	$(1,847,593)	$23,499,579

*	Fund commenced operations on July 9, 2019. The information presented is for the period from July 9, 2019 to April 30, 2020.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Statements of Operations

For the Year Ended April 30, 2020 (Continued)

	Aptus Drawdown Managed Equity ETF	Opus Small Cap Value ETF
INCOME
Dividends+	$1,508,205	$1,348,581
Interest	1,206	—
Total investment income	1,509,411	1,348,581

EXPENSES
Management fees	688,516	389,618
Total expenses	688,516	389,618
Net investment income (loss)	820,895	958,963

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(5,267,308)	(3,582,828)
Written options	1,393,973	—

Change in unrealized appreciation (depreciation) on:
Investments	5,135,529	(6,332,849)
Written options	(236,231)	—
Net realized and unrealized gain (loss) on investments	1,025,963	(9,915,677)
Net increase (decrease) in net assets resulting from operations	$1,846,858	$(8,956,714)

+	Net of foreign taxes withheld of $2,496 and $14,719.

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Statement of Changes in Net Assets

Period Ended April 30, 2020 *
OPERATIONS
Net investment income (loss)	$1,626,943
Net realized gain (loss) on investments and written options	(5,899,827)
Change in unrealized appreciation (depreciation) on investments and written options	2,425,291
Net increase (decrease) in net assets resulting from operations	(1,847,593)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,518,391)
Total distributions to shareholders	(1,518,391)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	116,335,650
Payments for shares redeemed	—
Net increase (decrease) in net assets derived from capital share transactions (a)	116,335,650
Net increase (decrease) in net assets	$112,969,666

NET ASSETS
Beginning of period	$—
End of period	$112,969,666

(a)	A summary of capital share transactions is as follows:

Period Ended April 30, 2020 *
Shares
Subscriptions	4,700,000
Redemptions	—
Net increase (decrease)	4,700,000

*	Fund commenced operations on July 9, 2019. The information presented is for the period from July 9, 2019 to April 30, 2020.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30, 2020	Period Ended April 30, 2019*
OPERATIONS
Net investment income (loss)	$3,281,911	$874,685
Net realized gain (loss) on investments	19,665,686	3,159,644
Change in unrealized appreciation (depreciation) on investments	551,982	2,425,438
Net increase (decrease) in net assets resulting from operations	23,499,579	6,459,767

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(5,108,936)	(1,980,875)
Total distributions to shareholders	(5,108,936)	(1,980,875)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	139,592,880	101,493,210
Payments for shares redeemed	(2,649,850)	(1,277,065)
Net increase (decrease) in net assets derived from capital share transactions (a)	136,943,030	100,216,145
Net increase (decrease) in net assets	$155,333,673	$104,695,037

NET ASSETS
Beginning of year/period	$104,695,037	$—
End of year/period	$260,028,710	$104,695,037

(a)	A summary of capital share transactions is as follows:

	Year Ended April 30, 2020	Period Ended April 30, 2019*
	Shares	Shares
Subscriptions	5,000,000	4,000,000
Redemptions	(100,000)	(50,000)
Net increase (decrease)	4,900,000	3,950,000

*	Fund commenced operations on August 7, 2018. The information presented is for the period from August 7, 2018 to April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30, 2020	Year Ended April 30, 2019
OPERATIONS
Net investment income (loss)	$820,895	$652,875
Net realized gain (loss) on investments and written options	(3,873,335)	(5,065,109)
Change in unrealized appreciation (depreciation) on investments and written options	4,899,298	(3,130,124)
Net increase (decrease) in net assets resulting from operations	1,846,858	(7,542,358)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(807,008)	(581,897)
Total distributions to shareholders	(807,008)	(581,897)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	86,081,430	87,947,070
Proceeds from shares issued in connection with reorganization (b)	28,903,875	—
Payments for shares redeemed	(54,841,165)	(66,623,105)
Net increase (decrease) in net assets derived from capital share transactions (a)	60,144,140	21,323,965
Net increase (decrease) in net assets	$61,183,990	$13,199,710

NET ASSETS
Beginning of period	$70,065,479	$56,865,769
End of period	$131,249,469	$70,065,479

(a)	A summary of capital share transactions is as follows:

	Year Ended April 30, 2020	Year Ended April 30, 2019
	Shares	Shares
Subscriptions	2,850,000	2,700,000
Shares issued in connection with reorganization (b)	941,755	—
Redemptions	(1,800,000)	(2,100,000)
Net increase (decrease)	1,991,755	600,000

(b)	Shares of Aptus Fortified Value ETF converted into shares of the Fund on December 27, 2019. See Note 8 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended April 30, 2020	Period Ended April 30, 2019*
OPERATIONS
Net investment income (loss)	$958,963	$400,022
Net realized gain (loss) on investments	(3,582,828)	(478,067)
Change in unrealized appreciation (depreciation) on investments	(6,332,849)	1,322,450
Net increase (decrease) in net assets resulting from operations	(8,956,714)	1,244,405

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net income	(1,046,349)	(311,314)
Return of capital	(99,490)	—
Total distributions to shareholders	(1,145,839)	(311,314)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	37,380,300	45,943,477
Payments for shares redeemed	(29,762,332)	—
Transaction fees (Note 7)	548	401
Net increase (decrease) in net assets derived from capital share transactions (a)	7,618,516	45,943,878
Net increase (decrease) in net assets	$(2,484,037)	$46,876,969

NET ASSETS
Beginning of year/period	$46,876,969	$—
End of year/period	$44,392,932	$46,876,969

(a)	A summary of capital share transactions is as follows:

	Year Ended April 30, 2020	Period Ended April 30, 2019*
	Shares	Shares
Subscriptions	1,475,000	1,875,000
Redemptions	(1,175,000)	—
Net increase (decrease)	300,000	1,875,000

*	Fund commenced operations on July 17, 2018. The information presented is for the period from July 17, 2018 to April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Aptus Collared Income Opportunity ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended April 30, 2020(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.49
Net realized and unrealized gain (loss) on investments	(1.01)
Total from investment operations	(0.52)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.44)
Total distributions	(0.44)

Net asset value, end of period	$24.04
Total return	-2.14	(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$112,970

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)
Net investment income (loss) to average net assets	2.46	%(4)
Portfolio turnover rate (5)	170	%(3)

(1)	Commencement of operations on July 9, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended April 30, 2020	Period Ended April 30, 2019(1)
Net asset value, beginning of year/period	$26.51	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)(6)	0.55	0.35
Net realized and unrealized gain (loss) on investments	3.14	1.90
Total from investment operations	3.69	2.25

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.50)	(0.27)
Net realized gain	(0.32)	(0.47)
Total distributions	(0.82)	(0.74)
Net asset value, end of year/period	$29.38	$26.51
Total return	14.12%	9.23	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$260,029	$104,695

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (7)	0.69%	0.69	%(4)
Net investment income (loss) to average net assets (6)	1.97%	1.86	%(4)
Portfolio turnover rate (5)	78%	21	%(3)

(1)	Commencement of operations on August 7, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests

(7)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Aptus Drawdown Managed Equity ETF

Financial Highlights

For a capital share outstanding throughout each year/period

	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Period Ended April 30, 2017(1)
Net asset value, beginning of year/period	$29.82	$32.49	$26.57	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.28	0.29	0.05	0.28
Net realized and unrealized gain (loss) on investments	0.39 (6)	(2.72)	5.97	1.47
Total from investment operations	0.67	(2.43)	6.02	1.75

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.26)	(0.24)	(0.10)	(0.18)
Total distributions	(0.26)	(0.24)	(0.10)	(0.18)
Net asset value, end of year/period	$30.23	$29.82	$32.49	$26.57
Total return	2.27%	-7.46%	22.68%	7.01	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$131,249	$70,065	$56,866	$33,214

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	0.79%	0.79%	0.79	%(4)
Net investment income (loss) to average net assets	0.94%	0.91%	0.17%	1.21	%(4)
Portfolio turnover rate (5)	230%	321%	124%	144	%(3)

(1)	Commencement of operations on June 8, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value ETF

Financial Highlights

For a capital share outstanding throughout each year/period

	Year Ended April 30, 2020	Period Ended April 30, 2019(1)
Net asset value, beginning of year/period	$25.00	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.48	0.38
Net realized and unrealized gain (loss) on investments	(4.53)	(0.08	)(7)
Total from investment operations	(4.05)	0.30

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.49)	(0.30)
Return of capital	(0.05)	—
Total distributions	(0.54)	(0.30)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (6)	0.00	0.00

Net asset value, end of year/period	$20.41	$25.00
Total return	-16.46%	1.34	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$44,393	$46,877

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	0.79	%(4)
Net investment income (loss) to average net assets	1.94%	2.01	%(4)
Portfolio turnover rate (5)	56%	31	%(3)

(1)	Commencement of operations on July 17, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions
(6)	Represents less than $0.005. See Note 7.
(7)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

Notes to Financial Statements

April 30, 2020

NOTE 1 – ORGANIZATION

Aptus Collared Income Opportunity ETF is a non-diversified series and Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF and Opus Small Cap Value ETF are each a diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Aptus Collared Income Opportunity ETF commenced operations on July 9, 2019, and its investment objective is to seek current income and capital appreciation. On November 8, 2019, the Aptus Behavioral Momentum ETF changed its name and ticker symbol to Aptus Drawdown Managed Equity ETF and ADME, respectively. Additionally, the Fund’s investment objective changed from tracking the total return, before fees and expenses, of the Aptus Behavioral Momentum Index to seeking capital appreciation with downside protection. Aptus Drawdown Managed Equity ETF commenced operations on June 8, 2016. Aptus Defined Risk ETF commenced operations on August 7, 2018, and its investment objective is to seek current income and capital appreciation. Opus Small Cap Value ETF commenced operations on July 17, 2018, and its investment objective is to seek capital appreciation.

The end of the reporting period for the Funds is April 30, 2020. The period covered by these Notes to Financial Statements for the Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF and Opus Small Cap Value ETF is for the fiscal year ended April 30, 2020 (the “current fiscal period”). The period covered by these Notes to Financial Statements for the Aptus Collared Income Opportunity ETF is the period from July 9, 2019 to April 30, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Continued)

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Continued)

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Aptus Collared Income Opportunity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$110,609,754	$—	$—	$110,609,754
Purchased Options	—	724,750	—	724,750
Total Investments in Securities	$110,609,754	$724,750	$—	$111,334,504

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$—	$1,386,535	$—	$1,386,535
Total Written Options	$—	$1,386,535	$—	$1,386,535

^	See Schedule of Investments for breakout of investments by sector classification, contract type and Schedule of Written Options for breakout by contract type.

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NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Continued)

Aptus Defined Risk ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$229,272,158	$—	$—	$229,272,158
Purchased Options	—	14,014,950	—	14,014,950
Total Investments in Securities	$229,272,158	$14,014,950	$—	$243,287,108

^	See Schedule of Investments for further disaggregation of investment categories and contract type.

Aptus Drawdown Managed Equity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$126,921,833	$—	$—	$126,921,833
Purchased Options	—	2,523,000	—	2,523,000
Total Investments in Securities	$126,921,833	$2,523,000	$—	$129,444,833

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$—	$825,100	$—	$825,100
Total Written Options	$—	$825,100	$—	$825,100

^	See Schedule of Investments for breakout of investments by sector classification, contract type and Schedule of Written Options for breakout by contract type.

Opus Small Cap Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$41,952,808	$—	$—	$41,952,808
Total Investments in Securities	$41,952,808	$—	$—	$41,952,808

^	See Schedule of Investments for breakout of investments by sector categories and contract type.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their

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NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Continued)

net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not occur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholdings taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in real estate investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid on a quarterly basis. Distributions to shareholders from net realized gains are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

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NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Continued)

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to differing book and tax treatment for partnerships, merger adjustments, and redemptions in kind. As of the period ended April 30, 2020, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Aptus Collared Income Opportunity ETF	$88	$(88)
Aptus Defined Risk ETF	149,123	(149,123)
Aptus Drawdown Managed Equity ETF	(18,732,011)	18,732,011
Opus Small Cap Value ETF	(3,182,329)	3,182,329

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NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Continued)

During the current fiscal period, the Funds realized the following in net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Gains/(Losses) from In-Kind Redemptions
Aptus Collared Income Opportunity ETF	$—
Aptus Defined Risk ETF	(149,123)
Aptus Drawdown Managed Equity ETF	6,737,262
Opus Small Cap Value ETF	3,182,329

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were. Effective July 1, 2020, Opus Small Cap Value ETF will transfer its primary listing to the Cboe BZX Exchange, Inc. and will no longer be listed on the NYSE Arca, Inc. All references in the Fund’s Summary Prospectus, Prospectus, and SAI to the Fund’s shares being listed on the NYSE Arca, Inc. will be hereby changed to refer to the Cboe BZX Exchange, Inc.

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

J.

New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018- 13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early

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NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Continued)

adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Driehaus Capital Management, LLC served as the sub-advisor for the Opus Small Cap Value ETF until November 9, 2019, when the Adviser assumed all roles and responsibilities of the sub-advisor.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For services provided to the Funds, Aptus Drawdown Managed Equity ETF, Aptus Collared Income Opportunity ETF, and Opus Small Cap Value ETF each pay the Adviser an annual rate of 0.79% based on each Fund’s average daily net assets. Aptus Defined Risk ETF pays the Adviser an annual rate of 0.69% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Until March 31, 2020, the Distributor was an affiliate of the Administrator.

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NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Continued)

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor (until March 31, 2020), and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Aptus Collared Income Opportunity ETF	$145,191,082	$140,972,042
Aptus Defined Risk ETF	127,128,531	121,192,823
Aptus Drawdown Managed Equity ETF	205,155,020	199,563,722
Opus Small Cap Value ETF	27,003,868	28,255,263

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Aptus Collared Income Opportunity ETF	$112,972,394	$—
Aptus Defined Risk ETF	127,685,999	2,365,327
Aptus Drawdown Managed Equity ETF	84,329,804	54,080,132
Opus Small Cap Value ETF	36,276,869	28,961,365

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NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of April 30, 2020 were as follows:

	Aptus Collared Income Opportunity ETF	Aptus Defined Risk ETF
Tax cost of investments	$109,226,098	$240,320,681
Gross tax unrealized appreciation	$10,579,632	$4,107,505
Gross tax unrealized depreciation	(8,471,226)	(1,141,078)
Net tax unrealized appreciation (depreciation)	2,108,406	2,966,427
Undistributed ordinary Income	24,581	17,125,674
Undistributed long-term capital gains	—	2,923,985
Accumulated gain (loss)	24,581	20,049,659
Other accumulated gain (loss)	(5,498,883)	—
Distributable earnings (accumulated deficit)	$(3,365,896)	$23,016,086

	Aptus Drawdown Managed Equity ETF	Opus Small Cap Value ETF
Tax cost of investments	$121,968,237	$46,963,319
Gross tax unrealized appreciation	$12,192,666	$2,338,587
Gross tax unrealized depreciation	(4,716,070)	(7,349,098)
Net tax unrealized appreciation (depreciation)	7,476,596	(5,010,511)
Undistributed ordinary Income	94,764	—
Undistributed long-term capital gains	—	—
Accumulated gain (loss)	94,764	—
Other accumulated gain (loss)	(35,155,739)	(7,241,790)
Distributable earnings (accumulated deficit)	$(27,584,379)	$(12,252,301)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during

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NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Continued)

the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. As of April 30, 2020, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of April 30, 2020, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
Aptus Collared Income Opportunity ETF	$2,910,869	$—
Aptus Defined Risk ETF	—	—
Aptus Drawdown Managed Equity ETF	31,564,565	3,591,174
Opus Small Cap Value ETF	5,221,279	2,020,511

Utilization of capital loss carryforwards acquired by Aptus Drawdown Managed Equity ETF in connection with the reorganization during the current fiscal period (See Note 8) will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the acquired fund may expire without being utilized. Additionally, for five years beginning after the closing date of the reorganization, the Fund will not be allowed to offset certain pre-reorganization built-in gains attributable to the acquired fund (if any) with capital loss carryforwards attributable to the Fund.

The tax character of distributions paid by the Funds during year/period ended April 30, 2020 and year ended April 30, 2019 was as follows:

	Year/Period[1] Ended April 30, 2020		Year Ended April 30, 2019
	Ordinary Income	Return of Capital	Ordinary Income
Aptus Collared Income Opportunity ETF	$1,518,391	$—	$—
Aptus Defined Risk ETF	5,108,936	—	1,980,875
Aptus Drawdown Managed Equity ETF	807,008	—	581,897
Opus Small Cap Value ETF	1,046,349	99,490	311,314

[1]	Information for Aptus Collared Income Opportunity ETF is for the period from July 9, 2019 to April 2020.

NOTE 6 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Continued)

Options Contracts. Aptus Collared Income Opportunity ETF, Aptus Defined Risk ETF and Aptus Drawdown Managed Equity ETF may purchase call and put options; Aptus Collared Income Opportunity ETF and Aptus Drawdown managed Equity ETF may also write options. When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment, and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.

A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.

A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from

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NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Continued)

the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

For financial statement purposes, cash held at the broker for options is included in the Statements of Assets and Liabilities as deposits at broker for written options. Broker interest paid by the Funds, if any, is included as interest expense in the Statements of Operations. As collateral for its written options, the Aptus Collared Income Opportunity ETF maintains segregated assets consisting of cash, cash equivalents, or liquid securities (e.g. Permissible Assets). Segregated cash is included as restricted cash for options in the Statement of Assets and Liabilities. The Adviser may earmark or instruct the Fund’s custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a written call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option, and a written put option contract can be “covered” (a) through ownership of a put option with an exercise price at least equal to the Fund’s delivery or purchase obligation or (b) through selling short the underlying instrument at a price at least equal to the Fund’s purchase obligation.

The average monthly volume of derivative activity during the current fiscal period was as follows:

Purchased Options	Average Value
Aptus Collared Income Opportunity ETF	$1,546,177
Aptus Defined Risk ETF	9,096,483
Aptus Drawdown Managed Equity ETF	2,054,111

Written Options
Aptus Collared Income Opportunity ETF	$(1,296,006)
Aptus Drawdown Managed Equity ETF	(137,517)

Due to the absence of a master netting agreement related to the Funds’ participation in purchasing and writing options, no additional offsetting disclosures have been made on behalf of the Funds.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Continued)

The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period, is follows:

		Asset Derivatives
Fund	Derivatives Not Accounted For as Hedging Instruments	Statement of Assets and Liabilities Location	Value
Aptus Collared Income Opportunity ETF	Equity Contracts - Purchased Options	Investments in securities, at value	$724,750
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	Investments in securities, at value	14,014,950
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	Investments in securities, at value	2,523,000

		Liability Derivatives
Fund	Derivatives	Statement of Assets and Liabilities Location	Value
Aptus Collared Income Opportunity ETF	Equity Contracts - Written Options	Written options, at value	$(1,386,535)
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	Written options, at value	(825,100)

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NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Continued)

The effect of derivative instruments on the Statements of Operations for the current fiscal period were as follows:

Fund	Derivatives Not Accounted For as Hedging Instruments	Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Aptus Collared Income Opportunity ETF	Equity Contracts - Purchased Options	$6,910,095	*	$(1,372,321	)**
Aptus Collared Income Opportunity ETF	Equity Contracts - Written Options	(4,206,363)		1,517,664
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	16,424,098	*	1,186,998	**
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	2,556,689	*	412,252	**
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	1,393,973		(236,231)

*	Included in net realized gain (loss) on investments as reported in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statement of Operations.

NOTE 7 – SHARE TRANSACTIONS

Shares of Aptus Collared Income Opportunity ETF, Aptus Defined Risk ETF, and Aptus Drawdown Managed Equity ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Shares of Opus Small Cap Value ETF are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. Aptus Collared Income Opportunity ETF, Aptus Defined Risk ETF, and Aptus Drawdown Managed Equity ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Opus Small Cap Value ETF issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds.Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer

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NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Continued)

or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the capital share transactions section of the Statements of Changes in Net Assets.

NOTE 8 – REORGANIZATION

On December 27, 2019, Aptus Drawdown Managed Equity ETF (formerly known as the Aptus Behavioral Momentum ETF) (the “Acquiring Fund)” acquired all of the net assets of Aptus Fortified Value ETF (the “Acquired Fund”), pursuant to a plan of reorganization approved by the Board of Trustees of the Trust on October 3, 2019. The purpose of the transaction was to combine two funds managed by Aptus Capital Advisors, LLC (the “Adviser”) with comparable investment objectives, strategies and fiscal year end. The acquisition was accomplished by a tax-free exchange of 941,755 shares of the Acquiring Fund for 1,050,000 shares of the Acquired Fund outstanding on December 27, 2019. For financial reporting purposes, assets received, and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Acquired Fund in connection with the reorganization were paid by the Adviser. The net assets of the Acquired Fund immediately before the acquisition were $28,903,875, which included $558,107 of net unrealized appreciation, $(3,151) of undistributed (accumulated) net investment loss, and $(664,036) of undistributed (accumulated) net realized loss.

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NOTES TO FINANCIAL STATEMENTS

April 30, 2020 (Continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since December 27, 2019. Refer to the tables below for additional details of the reorganization.

Acquired Fund	Acquiring Fund	Fund Exchange Ratio	Value of Shares Issued by Acquiring Fund	Acquiring Fund Net Assets Immediately Before the Acquisition	Acquiring Fund Net Assets Immediately After the Acquisition
Aptus Fortified Value ETF	Aptus Drawdown Managed Equity ETF	0.8960957	$28,903,875	$89,005,331	$117,909,206

Assuming the acquisition had been completed on May 1, 2019, the beginning of the annual reporting period of the Acquired Fund, the Acquiring Fund’s pro forma results of operations for the current fiscal period, are as follows:

Net investment income:	$1,380,386
Net gain (loss) on investments:	$(3,545,289)
Net increase (decrease) in net assets resulting from operations:	$(2,164,903)

NOTE 9 – PRINCIPAL RISKS

Concentration Risk. To the extent that the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Other Investment Companies Risk. The risks of the Aptus Defined Risk ETF investing in investment companies, such as the Underlying Bond ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) an ETF’s shares may trade at a market price above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

Aptus ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Aptus ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written (as applicable), of Aptus Collared Income Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF (formerly known as Aptus Behavioral Momentum ETF) and Opus Small Cap Value Plus ETF (the “Funds”), each a series of ETF Series Solutions, as of April 30, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2020, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Aptus Collared Income Opportunity ETF	For the period from July 9, 2019 (commencement of operations) through April 30, 2020
Aptus Defined Risk ETF	For the year ended April 30, 2020	For the year ended April 30, 2020 and for the period from August 7, 2018 (commencement of operations) through April 30, 2019
Aptus Drawdown Managed Equity ETF	For the year ended April 30, 2020	For the years ended April 30, 2020 and 2019	For the years ended April 30, 2020, 2019, 2018 and for the period from June 8, 2016 (commencement of operations) through April 30, 2017
Opus Small Cap Value ETF	For the year ended April 30, 2020	For the year ended April 30, 2020 and for the period from July 17, 2018 (commencement of operations) through April 30, 2019

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Aptus ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 29, 2020

Aptus ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	46	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	46	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	46	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	46	None

Aptus ETFs

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2016); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Gentile Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019), Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

Aptus ETFs

Trustees and Officers
(Unaudited) (Continued)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

Aptus ETFs

Expense Examples

For the Six-Months Ended April 30, 2020 (Unaudited)

As a shareholder of Aptus Collared Income Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF, and Opus Small Cap Value ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Aptus ETFs

EXPENSE EXAMPLES

For the Six-Months Ended April 30, 2020 (Unaudited) (Continued)

Aptus Collared Income Opportunity ETF

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 977.40	$3.88
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,020.93	$3.97

Aptus Defined Risk ETF

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During the Period(2)
Actual	$1,000.00	$ 1,098.10	$3.60
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.43	$3.47

Aptus Drawdown Managed Equity ETF

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 1,000.80	$3.93
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,020.93	$3.97

Opus Small Cap Value ETF

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During the Period(1)
Actual	$1,000.00	$ 783.60	$3.50
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,020.93	$3.97

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the six-month period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.69%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the six-month period.

Aptus ETFs

Approval of Advisory Agreement & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 21-22, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Aptus Drawdown Managed Equity ETF, Aptus Defined Risk ETF, and Opus Small Cap Value ETF (each, a “Fund”, and collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with the applicable Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to the Funds by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included,

Aptus ETFs

Approval OF ADVISORY Agreement & BOARD Consideration

(Unaudited) (Continued)

among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, the firm’s business continuity plan, and the services provided by the Adviser.

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as an actively-managed fund. The Board noted that the Aptus Drawdown Managed Equity ETF (formerly known as the Aptus Behavioral Momentum ETF) previously operated as an index-based ETF and considered the services the Adviser provided to the Fund as its index provider. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended January 31, 2020. References to the Funds’ performance below are for periods ended January 31, 2020 unless otherwise indicated.

Aptus Drawdown Managed Equity ETF: The Board considered that, effective November 8, 2019, the Fund’s investment objective changed from tracking the Aptus Behavioral Momentum Index to seeking capital appreciation with downside protection, and consequently, performance for periods prior to November 8, 2019 reflects the performance of Fund’s prior investment strategy and objective. The Board noted that there was too short a time since the change in investment objective to meaningfully evaluate the Fund’s performance under its new investment strategy.

Mindful of the change in investment objective, the Board considered the Fund’s performance relative to the S&P 500, the Fund’s benchmark index as an index-based ETF and under its current strategy. The Board noted that the Fund significantly underperformed the S&P 500 for the one-year, three-year, and since inception periods, although it only slightly underperformed the median for funds in the universe of U.S. Options-based ETFs as reported by Morningstar (the Fund’s “Category Peer Group”). The Board noted that a majority of the funds in the Category Peer Group utilized a structured outcome strategy comprised primarily of options, which is significantly different than the Fund’s current principal strategy, which relies primarily on equity exposure for its returns.

The Board also considered that, for the one- and three-year periods ended December 31, 2019, the Fund’s performance was in the range of returns for the most direct competitors for the Fund as identified by the Adviser (the “Selected Peer

Aptus ETFs

Approval OF ADVISORY Agreement & BOARD Consideration

(Unaudited) (Continued)

Group”), although the Selected Peer Group contained only a small number of funds, each of which contained a strategy with aspects that differed from the Fund’s strategy. In addition, the Board noted that the returns of such competitors likely reflected such funds’ current investment strategy for the entire period, unlike the Fund’s returns. The Board noted that it would monitor the performance of the Fund’s new strategy going forward.

Aptus Defined Risk ETF: The Board noted that the Fund outperformed the Bloomberg Barclays US Aggregate Bond Index, the Fund’s benchmark index, for the one-year period and since the Fund’s inception. The Board further noted that, for the one-year period, the Fund had outperformed the median for funds in the universe of U.S. Options-based ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that a majority of the funds in the Category Peer Group utilized a structured outcome strategy comprised primarily of options, which is significantly different than the Fund’s principal strategy, which relies primarily on exposure to investment-grade corporate bonds for its returns. The Board further noted that the Fund had less than two years of operating history, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

Opus Small Cap Value ETF: The Board considered that responsibility for the day-to-day management of the Fund’s portfolio changed from a sub-adviser to the Adviser effective November 9, 2019, and consequently, performance for periods prior to November 9, 2019 reflects only the Adviser’s oversight of the Fund’s day-to-day management, rather than direct management of the portfolio. The Board noted that there was too short a time since the change in day-to-day management responsibility for the Fund to judge the results of the Adviser’s management of the portfolio.

Mindful of the change in management responsibility, the Board noted that the Fund significantly outperformed the Russell 2000 Value Index, the Fund’s benchmark index, for the one-year and since inception periods. The Board further noted that, for the one-year period, the Fund had significantly outperformed the median for funds in the universe of actively-managed U.S. Small Growth, Blend, and Value ETFs as reported by Morningstar (collectively, the “Category Peer Group”), although such Category Peer Group contained a small number of funds.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to its respective Category Peer Group as follows:

Aptus Drawdown Managed Equity ETF: The Board noted that the expense ratio for the Fund was in line with the median of its Category Peer Group and the median of its Selected Peer Group.

Aptus ETFs

Approval OF ADVISORY Agreement & BOARD Consideration

(Unaudited) (Continued)

Aptus Defined Risk ETF: The Board noted that the expense ratio for the Fund was lower than the median of its Category Peer Group.

Opus Small Cap Value ETF: The Board noted that the expense ratio for the Fund was lower than the median of its Category Peer Group.

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning each Fund paid no expenses other than the advisory fee and, if incurred, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale would be shared with applicable Fund shareholders, although the Board intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement with respect to the Funds; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

Aptus ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Aptus ETFs

Federal Tax Information
(Unaudited)

For the fiscal year ended April 30, 2020, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aptus Collared Income Opportunity ETF	100.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	99.94%
Opus Small Cap Value ETF	99.41%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended April 30, 2020 was as follows:

Aptus Collared Income Opportunity ETF	100.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	100.00%
Opus Small Cap Value ETF	90.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Aptus Collared Income Opportunity ETF	0.00%
Aptus Defined Risk ETF	41.37%
Aptus Drawdown Managed Equity ETF	0.00%
Opus Small Cap Value ETF	0.00%

Results of Shareholder Meeting
(Unaudited)

A Special Meeting of Shareholders of the Funds was held on August 15, 2019 at the offices of U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Funds at the close of business on June 14, 2019. At the Special Meeting, shareholders were asked to approve the following proposals, and the tabulation of the shareholder votes rendered the following results:

Proposal	For Votes	Against	Abstained
To approve a new investment Sub-Advisory Agreement between ETF Series Solutions, on behalf of the Opus Small Cap Value ETF, Aptus Capital Advisors, LLC, and Driehaus Capital Management LLC	1,033,119	0	141

Aptus ETFs

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.aptusetfs.com and www.opusetfs.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available without charge, on the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

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Adviser

Aptus Capital Advisors, LLC

265 Young Street

Fairhope, Alabama 36532

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Aptus Collared Income Opportunity ETF Symbol – ACIO CUSIP – 26922A222	Aptus Defined Risk ETF Symbol – DRSK CUSIP – 26922A388

Aptus Drawdown Managed Equity ETF Symbol – ADME CUSIP – 26922A784	Opus Small Cap Value ETF Symbol – OSCV CUSIP – 26922A446

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Aptus Collared Income Opportunity ETF

	FYE 4/30/2020	FYE 4/30/2019
Audit Fees	$14,000	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$ 3,000	N/A
All Other Fees	$0	N/A

Aptus Drawdown Managed Equity ETF

	FYE 4/30/2020	FYE 4/30/2019
Audit Fees	$18,500	$14,000
Audit-Related Fees	$0	$0
Tax Fees	$ 3,000	$ 3,000
All Other Fees	$0	$0

Aptus Defined Risk ETF

	FYE 4/30/2020	FYE 4/30/2019
Audit Fees	$14,000	$14,500
Audit-Related Fees	$0	$0
Tax Fees	$ 3,000	$ 3,000
All Other Fees	$0	$0

Opus Small Cap Value ETF

	FYE 4/30/2020	FYE 4/30/2019
Audit Fees	$13,500	$14,000
Audit-Related Fees	$0	$0
Tax Fees	$ 3,000	$ 3,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Aptus Collared Income Opportunity ETF

	FYE 4/30/2020	FYE 4/30/2019
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

Aptus Drawdown Managed Equity ETF

	FYE 4/30/2020	FYE 4/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Aptus Defined Risk ETF

	FYE 4/30/2020	FYE 4/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Opus Small Cap Value ETF

	FYE 4/30/2020	FYE 4/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Aptus Collared Income Opportunity ETF

Non-Audit Related Fees	FYE 4/30/2020	FYE 4/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Aptus Drawdown Managed Equity ETF

Non-Audit Related Fees	FYE 4/30/2020	FYE 4/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Aptus Defined Risk ETF

Non-Audit Related Fees	FYE 4/30/2020	FYE 4/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Opus Small Cap Value ETF

Non-Audit Related Fees	FYE 4/30/2020	FYE 4/30/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	July 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	July 6, 2020

By (Signature and Title)*	/s / Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	July 6, 2020

*	Print the name and title of each signing officer under his or her signature.